Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Note: In accordance with an instruction to the SEC regulation under which this Pay Versus Performance information is provided (Regulation S-K, Item 407(v)), this Pay Versus Performance information shall not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended. Specifically, this Pay Versus Performance information is not included in the executive compensation information incorporated by reference into Part III of the Company’s Form 10-K.
The Pay Versus Performance table below compares the total compensation amounts shown in the Summary Compensation Table in this and our prior four proxy statements to compensation “actually paid” to Dr. Low, who served as our CEO and principal executive officer (“PEO”) in 2025. The table also provides the same information as an average for the non-CEO NEOs specified in this proxy statement for 2025; the non-CEO NEOs named in our 2025 proxy statement for 2024; the non-CEO NEOs named in our 2024 proxy statement for 2023; and the non-CEO NEOs named in our 2023 proxy statement for 2022 and 2021. The “actually paid” amounts in the Pay Versus Performance table reflect a re-valuation of equity awards granted to our PEO and other NEOs. SEC regulations instruct us to back out the grant date fair value of equity awards that is used in the Summary Compensation Table and replace it with values for unvested equity awards at each year end and values for shares on each vest date. The “actually paid” amounts also reflect the achievement of specific operational goals on the PRSUs granted to executives, which, in 2021, 2022, 2023, 2024, and 2025, increased the number of shares subject to those PRSUs. Accordingly, the “actually paid” compensation is an alternative way of calculating the value for executive equity awards that uses the stock price at year end for unvested grants and at vest dates for those that vest in the year, instead of the stock price at grant for only those awards newly granted in the year. For employees that have served for more than the current year, the “actually paid” values will almost always be higher because they include values for all prior grants, not just the current year. The Summary Compensation Table already incorporates the value of the cash incentive paid for each year, so that performance-related compensation component is unchanged in the “actually paid” amounts in the table.
					Value of Initial Fixed $100 Investment made on December 31, 2020, based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid (“CAP”) to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Revenues
(a)(1)	(b)	(c)(2)	(d)	(e)(4)	(f)	(g)(4)	(h)	(i)
2025	$5,100,394	$6,438,448	$1,566,406	$1,945,703	$275.89	$253.38	$120,238,000	$839,048,000
2024	$4,293,508	$1,618,794	$1,282,936	$742,827	$289.92	$269.24	$200,992,000	$1,017,865,000
2023	$4,135,438	$6,510,602	$1,258,904	$2,141,924	$538.13	$225.75	$246,263,000	$1,130,604,000
2022	$1,461,805	$1,751,594	$1,463,285	$1,728,963	$329.34	$137.05	$183,079,000	$919,998,000
2021	$1,423,579	$3,663,680	$1,405,289	$3,648,869	$309.38	$213.35	$98,650,000	$662,428,000

(1)
The non-PEO NEOs reported for the year 2025 are the five NEOs identified in this proxy statement, other than Dr. Low: James G. Coogan, Eileen J. Evans, Gregory F. Redinbo, Christopher J. Tatnall, and Gerald M. Blumenstock. The non-PEO NEOs reported for the year 2024 are the same as the NEOs identified in this proxy statement, other than Ms. Evans. The non-PEOs reported for the year 2023 are the NEOs identified in our 2024 proxy statement, other than Dr. Low and Mary G. Puma, our former CEO: Mr. Coogan, Kevin J. Brewer, Lynnette C. Fallon, Dr. Redinbo, and Mr. Blumenstock. The non-PEOs reported for the years 2022 and 2021 are the NEOs identified in our 2023 proxy statement (the first year for which this report was provided), other than Ms. Puma: Mr. Brewer, Dr. Low, Ms. Fallon, and Douglas A. Lawson.

(2)
In accordance with SEC rules, the following adjustments were made to Dr. Low’s total compensation for each year to determine CAP:

	Footnote (2) —Table 1
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
(a)	(b)	(c)(i)	(d)(ii)	(e)
2025	$5,100,394	$3,852,701	$5,190,755	$6,438,448
2024	$4,293,508	$3,217,435	$542,721	$1,618,794
2023	$4,135,438	$3,076,368	$5,451,531	$6,510,602
2022	$1,461,805	$663,254	$953,044	$1,751,594
2021	$1,423,579	$622,771	$2,862,872	$3,663,680

(i)
The grant date fair value of equity awards in column (c) of Footnote (2)—Table 1 represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)
The equity award adjustments in column (d) of Footnote (2)—Table 1 include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (3) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. None of the years shown had any (A) awards granted and vested in same applicable year; (B) awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year; or (C) dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Footnote (2) —Table 2
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
(a)	(b)	(c)	(d)	(e)
2025	$5,247,668	$302,012	$(358,926)	$5,190,755
2024	$2,254,775	$(1,322,429)	$(389,625)	$542,721
2023	$3,662,744	$785,807	$1,002,980	$5,451,531
2022	$1,097,108	$105,066	$(249,130)	$953,044
2021	$1,521,024	$1,108,418	$233,430	$2,862,872

(3)
In accordance with SEC rules, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine CAP, using the same methodology described above in Footnote 2:

	Footnote (3) —Table 1
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
(a)	(b)	(c)(i)	(d)(ii)	(e)
2025	$1,566,406	$950,353	$1,329,651	$1,945,703
2024	$1,282,936	$750,769	$210,659	$742,827
2023	$1,258,904	$673,331	$1,556,352	$2,141,924
2022	$1,463,285	$639,377	$905,055	$1,728,963
2021	$1,405,289	$600,314	$2,843,894	$3,648,869

(i)
The grant date fair value of equity awards in column (c) of Footnote (4)—Table 1 represents the average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns for each non-PEO NEO in the Summary Compensation Table for the applicable year.
(ii)
The amounts deducted or added in calculating the average equity award adjustments are as follows:

	Footnote (3) —Table 2
Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards at Year End	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
(a)	(b)	(c)	(d)	(e)
2025	$1,294,452	$(38,241)	$73,439	$1,329,651
2024	$580,576	$(273,412)	$(96,504)	$210,659
2023	$677,608	$292,321	$586,423	$1,556,352
2022	$1,057,612	$103,466	$(256,024)	$905,055
2021	$1,466,176	$1,138,403	$239,315	$2,843,894

(4)
The Peer Group used in this chart is the Philadelphia Semiconductor Index (SOXX) which is also used in the Company’s stock performance graph provided under Item 201(e) of Regulation S-K in our annual report to stockholders.

In 2025, as shown in the Pay Versus Performance table, the compensation “actually paid” (“CAP”) to our PEO and average other NEOs is higher than the respective amounts shown in the Summary Compensation Table, primarily due to the fact that the price of the common stock was higher at year end 2025 than at year end 2024 and at the May 2025 grant date, which increase in value was offset by a slightly lower stock price at the May 2025 vesting dates in comparison to the price at year end 2025. The Company also outperformed on the five year (2021-2025) cumulative shareholder return in comparison to that of the SOXX Index.
The 2025 CAP to our PEO and average other NEOs does not have an intentional relationship with the Company’s five year cumulative total shareholder return, or the last five years of the Company’s net income or revenue. This is because the Company sets executive compensation based on peer information and market data, as discussed in the Compensation Discussion and Analysis above, and not on specific financial performance metrics. Financial results do impact the payouts under the Company’s cash incentive plan, but that is only a portion of the total executive compensation. In addition, the cash incentive payouts result from a comparison of the current year’s performance to a profit plan for the year and are not based on performance over a five year period.

Company Selected Measure Name	Revenues
Named Executive Officers, Footnote
(1)
The non-PEO NEOs reported for the year 2025 are the five NEOs identified in this proxy statement, other than Dr. Low: James G. Coogan, Eileen J. Evans, Gregory F. Redinbo, Christopher J. Tatnall, and Gerald M. Blumenstock. The non-PEO NEOs reported for the year 2024 are the same as the NEOs identified in this proxy statement, other than Ms. Evans. The non-PEOs reported for the year 2023 are the NEOs identified in our 2024 proxy statement, other than Dr. Low and Mary G. Puma, our former CEO: Mr. Coogan, Kevin J. Brewer, Lynnette C. Fallon, Dr. Redinbo, and Mr. Blumenstock. The non-PEOs reported for the years 2022 and 2021 are the NEOs identified in our 2023 proxy statement (the first year for which this report was provided), other than Ms. Puma: Mr. Brewer, Dr. Low, Ms. Fallon, and Douglas A. Lawson.

Peer Group Issuers, Footnote
(4)
The Peer Group used in this chart is the Philadelphia Semiconductor Index (SOXX) which is also used in the Company’s stock performance graph provided under Item 201(e) of Regulation S-K in our annual report to stockholders.

PEO Total Compensation Amount	$ 5,100,394	$ 4,293,508	$ 4,135,438	$ 1,461,805	$ 1,423,579
PEO Actually Paid Compensation Amount	$ 6,438,448	1,618,794	6,510,602	1,751,594	3,663,680
Adjustment To PEO Compensation, Footnote
(2)
In accordance with SEC rules, the following adjustments were made to Dr. Low’s total compensation for each year to determine CAP:

	Footnote (2) —Table 1
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
(a)	(b)	(c)(i)	(d)(ii)	(e)
2025	$5,100,394	$3,852,701	$5,190,755	$6,438,448
2024	$4,293,508	$3,217,435	$542,721	$1,618,794
2023	$4,135,438	$3,076,368	$5,451,531	$6,510,602
2022	$1,461,805	$663,254	$953,044	$1,751,594
2021	$1,423,579	$622,771	$2,862,872	$3,663,680
(i)
The grant date fair value of equity awards in column (c) of Footnote (2)—Table 1 represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)
The equity award adjustments in column (d) of Footnote (2)—Table 1 include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (3) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. None of the years shown had any (A) awards granted and vested in same applicable year; (B) awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year; or (C) dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Footnote (2) —Table 2
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
(a)	(b)	(c)	(d)	(e)
2025	$5,247,668	$302,012	$(358,926)	$5,190,755
2024	$2,254,775	$(1,322,429)	$(389,625)	$542,721
2023	$3,662,744	$785,807	$1,002,980	$5,451,531
2022	$1,097,108	$105,066	$(249,130)	$953,044
2021	$1,521,024	$1,108,418	$233,430	$2,862,872

Non-PEO NEO Average Total Compensation Amount	$ 1,566,406	1,282,936	1,258,904	1,463,285	1,405,289
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,945,703	742,827	2,141,924	1,728,963	3,648,869
Adjustment to Non-PEO NEO Compensation Footnote
(3)
In accordance with SEC rules, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine CAP, using the same methodology described above in Footnote 2:

	Footnote (3) —Table 1
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
(a)	(b)	(c)(i)	(d)(ii)	(e)
2025	$1,566,406	$950,353	$1,329,651	$1,945,703
2024	$1,282,936	$750,769	$210,659	$742,827
2023	$1,258,904	$673,331	$1,556,352	$2,141,924
2022	$1,463,285	$639,377	$905,055	$1,728,963
2021	$1,405,289	$600,314	$2,843,894	$3,648,869
(i)
The grant date fair value of equity awards in column (c) of Footnote (4)—Table 1 represents the average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns for each non-PEO NEO in the Summary Compensation Table for the applicable year.
(ii)
The amounts deducted or added in calculating the average equity award adjustments are as follows:

	Footnote (3) —Table 2
Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards at Year End	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
(a)	(b)	(c)	(d)	(e)
2025	$1,294,452	$(38,241)	$73,439	$1,329,651
2024	$580,576	$(273,412)	$(96,504)	$210,659
2023	$677,608	$292,321	$586,423	$1,556,352
2022	$1,057,612	$103,466	$(256,024)	$905,055
2021	$1,466,176	$1,138,403	$239,315	$2,843,894

Tabular List, Table
The four most important financial measures that impact realized executive compensation at Axcelis are:
Adjusted EBITDA
Revenues
Operating Profit
Gross Margin
We believe these measures have a significant influence on our stock price (which is the main differential between the Summary Compensation Table amounts and the “actually paid” amounts in the Pay Versus Performance Table), along with other measures considered by investors, such as net income and earnings per share.

Total Shareholder Return Amount	$ 275.89	289.92	538.13	329.34	309.38
Peer Group Total Shareholder Return Amount	253.38	269.24	225.75	137.05	213.35
Net Income (Loss)	$ 120,238,000	$ 200,992,000	$ 246,263,000	$ 183,079,000	$ 98,650,000
Company Selected Measure Amount	839,048,000	1,017,865,000	1,130,604,000	919,998,000	662,428,000
PEO Name	Dr. Low
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,852,701)	$ (3,217,435)	$ (3,076,368)	$ (663,254)	$ (622,771)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,190,755	542,721	5,451,531	953,044	2,862,872
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,247,668	2,254,775	3,662,744	1,097,108	1,521,024
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,012	(1,322,429)	785,807	105,066	1,108,418
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(358,926)	(389,625)	1,002,980	(249,130)	233,430
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(950,353)	(750,769)	(673,331)	(639,377)	(600,314)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,329,651	210,659	1,556,352	905,055	2,843,894
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,294,452	580,576	677,608	1,057,612	1,466,176
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,241)	(273,412)	292,321	103,466	1,138,403
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 73,439	$ (96,504)	$ 586,423	$ (256,024)	$ 239,315